Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023	Sep. 30, 2024
Goodwill and Other Intangible Assets [Line Items]
Goodwill	$ 42,911		$ 42,911		$ 18,476
Aggregate amortization expense for intangible assets	$ 700	$ 0	$ 2,100	$ 0	$ 700
Weighted average remaining life					8 years 1 month 6 days
Residential Solar Installation [Member]
Goodwill and Other Intangible Assets [Line Items]
Goodwill							$ 18,300
New Homes Business [Member]
Goodwill and Other Intangible Assets [Line Items]
Goodwill							$ 200